Additional Financial Information (Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional Financial Information
Advertising expense	$ 3,772	$ 3,768	$ 3,632
Interest expense incurred	7,203	5,802	4,917
Capitalized interest	(903)	(892)	(797)
Total interest expense	$ 6,300	$ 4,910	$ 4,120